Consolidated Statements of Cash Flows - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Operating Activities
Net earnings from continuing operations	CAD 86,536	CAD 55,642
Adjustments and items not affecting cash:
Depreciation and amortization	151,627	115,399
Deferred taxes	36,403	13,133
Unrealized loss (gain) on derivative financial instruments	(1,990)	3,046
Share-based compensation expense	5,455	3,203
Cost of equity funds used for construction purposes	(2,424)	(1,910)
Pension and post-employment expense	(3,333)	(2,050)
Write-down of long-lived assets and loss on disposal	1,781	8,463
Write-down of long-lived assets	220	0
Increase in deferred income	550	0
Changes in non-cash operating items (note 23)	(11,149)	(1,790)
Changes in non-cash operating items from discontinued operations	0	1,262
Cash used in discontinued operations	(1,806)	(1,682)
Net Cash Provided by (Used in) Operating Activities, Total	261,870	192,716
Financing Activities
Cash dividends on common shares	(79,121)	(57,848)
Cash dividends on preferred shares	(10,400)	(9,503)
Cash contributions from non-controlling interests	15,222	11,845
Production-based cash contributions from non-controlling interest	10,815	8,976
Cash distributions to non-controlling interests	(2,936)	(4,738)
Issuance of common shares, net of costs	144,694	261,452
Proceeds from subscription receipts	0	110,503
Issuance of preferred shares, net of costs	0	96,271
Acquisition of non-controlling interest	0	(127,121)
Increase in long-term debt	248,811	236,528
Decrease in long-term debt	(196,149)	(286,552)
Increase in other long-term liabilities	31,544	18,618
Decrease in other long-term liabilities	(6,182)	(3,091)
Net Cash Provided by (Used in) Financing Activities, Total	156,298	255,340
Investing Activities
Increase (decrease) in other assets	281	(13,785)
Distributions received in excess of equity income	1,386	264
Receipt of principal on notes receivable	29,273	280
Additions to property, plant and equipment	(204,195)	(432,373)
Acquisitions of long-term investments	(138,560)	(25,432)
Acquisitions of operating entities	(3,717)	(8,757)
Proceeds from sale of long-lived assets	5,516	26,535
Net Cash Provided by (Used in) Investing Activities, Total	(310,016)	(453,268)
Effect of exchange rate differences on cash	6,928	646
Increase (decrease) in cash and cash equivalents	115,080	(4,566)
Cash and cash equivalents, beginning of year	9,273	13,839
Cash and cash equivalents, end of year	124,353	9,273
Supplemental disclosure of cash flow information:
Cash paid during the year for interest expense	69,610	57,098
Cash paid during the year for income taxes	6,153	2,571
Non-cash financing and investing activities:
Property, plant and equipment acquisitions in accruals	44,834	25,568
Issuance of common shares under dividend reinvestment plan and share-based compensation plans	CAD 30,645	CAD 18,129